                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)
             or fiscal year ending:  12/31/95     (b)

Is this an amendment to a previous filing? (Y/N):                           N
                                                                          -----
                                                                           Y/N

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.
-------------------------------------------------------------------------------

1. A. Registrant Name:   Separate Account B

   B. File Number:  811-5626

   C. Telephone Number:  302-576-3400

2. A. Street:  1001 Jefferson Street (4th fl.)

   B. City: Wilmington       C. State: DE     D. Zip Code: 19801  Zip Ext:

   E. Foreign Country                              Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N) ---------    N
                                                                          -----
                                                                           Y/N


4. Is this the last filing on this form by Registrant?  (Y/N) ----------    N
                                                                          -----
                                                                           Y/N


5. Is Registrant a small business investment company (SBIC)?  (Y/N) -----   N
   [If answer is "Y" (Yes), complete only items 89 through 110.]          -----
                                                                           Y/N


6. Is Registrant a unit investment trust (UIT)?   (Y/N) ----------------    Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]         -----
                                                                           Y/N


7. A. Is Registrant a series or multiple portfolio company?   (Y/N) ----    N
      [If answer is "N" (No), go to item 8.]                              -----
                                                                           Y/N


   B. How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------
                                                                          -----

SCREEN NUMBER:  01              PAGE NUMBER:  01               NEXT SCREEN:

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
                                                                 ------------------------------
For period ending     12/31/95                                     If filing more than one
                    ------------                                   Page 46,  "X" box:      / /
File number 811-      5626                                        ------------------------------
                    ------------



123.   / /   State the total value of the additional units considered in
              answering item 122 ($000's omitted)                                $         0
                                                  ------------------------------      -----------

124.   / /   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
              (the value of these units is to be measured on the date they were
              placed in the subsequent series) ($000's omitted)                  $         0
                                                                ----------------      -----------

125.  / /    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
              principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant.
              ($000's omitted)                                                   $       7,621
                              --------------------------------------------------      -----------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
       Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
       series). ($000's omitted)                                                  $        0
                                ------------------------------------------------      -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                Number of   Total Assets    Total Income
                                                                  Series       ($000's      Distributions
                                                                Investing     omitted)     ($000's omitted)
                                                               ----------   ------------  ----------------



A.  U.S. Treasury direct issue _______________________________    ________   $___________     $__________


B.  U.S. Government agency ___________________________________    ________   $___________     $__________


C.  State and municipal tax-free _____________________________    ________   $___________     $__________


D.  Public utility debt ______________________________________    ________   $___________     $__________


E.  Brokers or dealers debt or debt of
     brokers' or dealers' parent _____________________________    ________   $___________     $__________


F.  All other corporate intermed. & long-term debt ___________    ________   $___________     $__________


G.  All other corporate short-term debt ______________________    ________   $___________     $__________


H.  Equity securities of brokers or dealers or parents
     of brokers or dealers ___________________________________    ________   $___________     $__________

                                                                     1          962,204
I.  Investment company equity securities _____________________    ________   $___________     $__________

J.  All other equity securities ______________________________    ________   $___________     $__________

K.  Other securities _________________________________________    ________   $___________     $__________
                                                                            ---------------

L.  Total assets of all series of Registrant                                 $  962,204
                                                                            ---------------

PAGE NUMBER:  46


                                                                 ------------------------------
For period ending     12/31/95                                     If filing more than one
                    ------------                                   Page 47,  "X" box:      / /
File number 811-      5626                                        ------------------------------
                    ------------



128.   / /   Is the timely payment of principal and interest on any
              of the portfolio securities held by any of Registrant's
              series at the end of the current period insured or
              guaranteed by an entity other than the issuer?  (Y/N) -------------       ---
                                                                                        Y/N
              [If the answer is "N" (No), go to item 131.]

129.   / /   Is the issuer of any instrument covered in item 128
              delinquent or in default as to payment of principal
              or interest at the end of the current period?   (Y/N) -------------
                                                                                        ---
                                                                                        Y/N
              [If the answer is "N" (No), go to item 131.]

130.   / /   In computations of NAV or offering price per unit, is any
              part of the value attributed to instruments identified in
              item 129 derived from insurance or guarantees?  (Y/N) -------------
                                                                                        ---
                                                                                        Y/N

131.   / /   Total expenses incurred by all series of Registrant during the
              current reporting period ($000's omitted) -------------------------  $   8,994
                                                                                   ------------

132.   / /   List of "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



                   5626
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------
             811- ------   811- ------   811- ------   811- ------   811- ------

PAGE NUMBER:  47

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This report is signed on behalf of the registrant (or depositor or trustee) in the City of Wilmington and State of Delaware on the 28th day of February 1996.





                                             ----------------------------------
                                             Separate Account B





Witness: /s/Myles R. Tashman                By: /s/Terry L. Kendall
         -------------------                    -------------------
         Myles R. Tashman                       Terry L. Kendall
         Secretary and Executive                President
           Vice President